RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of aggregate value of transactions with key management personnel and Directors [Table Text Block]
	2021	2020	2019
	$	$	$
Andrew Hale	134,666	180,091	120,115
DBM CPA	61,091	150,900	107,298
Donald Dinsmore	172,535	-	-
Invictus Accounting Group LLP	74,518	-	-
MDC Forbes	40,000	-	-
Pipedreemz	-	2,500	17,500
	482,810	333,491	244,913

Disclosure of outstanding accounts payable balance with related parties [Table Text Block]
	2021	2020
	$	$
DBM CPA	-	12,915
Donald Dinsmore	50,000	-
Invictus Accounting Group LLP	8,933	-
MDC Forbes	10,500	-
Michael Forbes	1,188	-
	70,621	12,915